Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000262836
Shareholder Report [Line Items]
Fund Name	Weitz Core Plus Bond ETF
Trading Symbol	WCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Weitz Core Plus Bond ETF for the period of August 12, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.
Additional Information Phone Number	1-800-304-9745
Additional Information Website	https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Core Plus Bond ETF	$14	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.45%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (August 12, 2025)
Weitz Core Plus Bond ETF - NAV	3.29%
Bloomberg U.S. Aggregate Bond Index	2.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Aug. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,017,133
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,017,133
Number of Portfolio Holdings	98
Total Advisory Fees Paid	$0
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	16.7%
Collateralized Mortgage Obligations	0.4%
Corporate Bonds	13.0%
U.S. Government & Agencies	69.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.4%
Utilities	0.2%
Materials	0.2%
Telecommunications	0.3%
Industrials	0.4%
Real Estate	0.4%
CMO	0.5%
CMBS	1.3%
Energy	1.6%
Communications	1.9%
Financials	2.7%
ABS-Other	3.0%
Consumer Discretionary	4.3%
CLO	11.0%
MBS Passthrough	31.8%
U.S. Treasury Obligations	33.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bond	18.4%
Freddie Mac Pool SD8371	6.4%
United States Treasury Bond	6.4%
Freddie Mac Pool SD8267	6.3%
United States Treasury Bond	3.8%
Fannie Mae Pool MA5271	3.2%
Freddie Mac Pool SD8515	3.1%
ACREC 2021-FL1 Ltd., D	2.5%
Fannie Mae Pool MA5137	1.8%
LoanCore 2021-CRE5 Issuer Ltd., D	1.7%

C000262837
Shareholder Report [Line Items]
Fund Name	Weitz Multisector Bond ETF
Trading Symbol	WMSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Weitz Multisector Bond ETF for the period of November 4, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.
Additional Information Phone Number	1-800-304-9745
Additional Information Website	https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Multisector Bond ETF	$5	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.65%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (November 4, 2025)
Weitz Multisector Bond ETF - NAV	0.78%
Bloomberg U.S. Aggregate Bond Index	0.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,292,620
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,292,620
Number of Portfolio Holdings	47
Total Advisory Fees Paid	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	34.2%
Corporate Bonds	20.9%
U.S. Government & Agencies	44.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.5%
Industrials	0.6%
Real Estate	0.8%
Telecommunications	0.8%
Materials	1.6%
Energy	1.6%
Communications	2.4%
CMBS	3.2%
Consumer Discretionary	7.4%
Financials	8.3%
ABS-Other	10.4%
CLO	24.8%
MBS Passthrough	50.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fannie Mae Pool MA5072	11.3%
NMNL 2025-1A C, C	8.0%
Fannie Mae Pool MA5190	7.3%
Freddie Mac Pool SD8348	5.1%
ACREC 2021-FL1 Ltd., D	4.7%
Freddie Mac Pool SD8372	4.2%
BRSP 2021-FL1 Ltd., D	3.2%
LoanCore 2021-CRE5 Issuer Ltd., D	3.2%
FS RIALTO, D	3.2%
LMNT CRE 2025-FL3, LLC, C	3.2%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[2]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.